--------------------------------------------------------------------------------

NORTH CAROLINA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                  (212)830-5200
================================================================================






Dear Shareholder:



We are pleased to present the annual report of North Carolina Daily Municipal Income Fund, Inc. for the year ended August 31, 2001.


The Fund had net assets of $271,682,001 and 2,367 active shareholders as of August 31, 2001.


We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff




Steven W. Duff
President











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
AUGUST 31, 2001
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield     (Note 1)    Moody's & Poor's
   ------                                                                         ----        -----      ------     ------- --------
Put Bonds (b) (4.08%)
------------------------------------------------------------------------------------------------------------------------------------
$   900,000   Cabarrus County, NC COPS
              (Installment Financing Contract) (c)                              04/01/02      3.14%   $   903,046
  1,000,000   Charlotte, NC COPS (Equipment Acquisition Project) (c)            03/01/02      3.15      1,003,862
    400,000   North Carolina Industrial Facilities & PCFA
              (Greer Labs Inc. Project)
              LOC First Union National Bank                                     12/01/01      4.75        400,000             A1
  3,650,000   North Carolina Industrial Facilities & PCFA (GVK America Inc.) (c)
              LOC Citibank, N.A.                                                09/04/01      3.00      3,650,000
    125,000   Puerto Rico Industrial Medical & Environmental PCFA RB
              (Abbot Laboratories Project) (c)                                  03/01/02      3.40        125,000
  5,000,000   Puerto Rico Industrial Medical & Environmental PCFA RB
              (Abbot Laboratories Project) (c)                                  03/01/02      3.40      5,000,000
-----------                                                                                           -----------
 11,075,000   Total Put Bonds                                                                          11,081,908
-----------                                                                                           -----------
 Tax Exempt Commercial Paper (0.75%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,050,000   City of Winston-Salem, NC (Summit Square Garden) - Series 1989
              Guaranteed by FHA                                                 10/09/01      2.60%   $ 2,050,000             A1+
-----------                                                                                           -----------
  2,050,000   Total Tax Exempt Commercial Paper                                                         2,050,000
-----------                                                                                           -----------
Tax Exempt General Obligation Notes & Bonds (16.73%)
------------------------------------------------------------------------------------------------------------------------------------
$   900,000   Cary, NC Water & Public Improvement GO (c)                        03/01/02      3.14%   $   904,344
  1,335,000   Charlotte, NC Water & Sewer
              Collateralized by U.S. Government Obligations                     05/01/02      3.18      1,354,418    AAA      Aaa
  3,000,000   Columbus County, NC BAN (Water & Sewer Utilities)
              District No.2 (c)                                                 01/30/02      2.70      3,000,603
  5,502,000   Columbus County, NC Water And Sewer District III BAN (c)          03/27/02      2.68      5,504,133
  3,150,000   Durham County, NC GO Refunding Bonds (c)                          04/01/02      3.12      3,168,511
  3,904,000   Eastover Sanitation District, NC BAN (c)                          02/13/02      2.90      3,905,704
  3,000,000   Fairmont County, NC BAN (c)                                       04/24/02      2.60      3,002,825
    815,000   Henderson County, NC COPS
              (Henderson County School Projects) (c)                            03/01/02      3.06        819,553
  3,200,000   Kernersville, NC BAN (c)                                          03/06/02      2.75      3,203,990
  2,810,000   Montgomery County, NC BAN (Water District II) (c)                 05/08/02      2.60      2,812,804




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield     (Note 1)    Moody's & Poor's
   ------                                                                         ----        -----      ------     ------- --------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   New Hanover County, NC COPS
              (New Hanover County Projects) (c)
              Insured by AMBAC Indemnity Corp.                                  12/01/01      4.21%   $ 1,000,525
  3,690,000   North Carolina Eastern Municipal Power Agency System RB
              (Merlots) - Series A41
              Collateralized by U.S. Government Obligations                     12/03/01      4.04      3,690,000    VMIG-1
  2,000,000   North Carolina GO - Series A
              Collateralized by U.S. Government Obligations                     03/01/02      3.04      2,035,004     AAA     Aaa
  3,000,000   North Carolina GO Public School Building (c)                      04/01/02      3.02      3,025,145
    685,000   Orange County, NC COPS (Orange County High School Project) (c)    11/01/01      4.30        685,000
  1,205,000   Raleigh, NC COPS (Equipment Acquisition Project) (c)              12/01/01      3.36      1,209,884
  1,161,000   Rutherford, NC BAN (c)                                            11/14/01      3.31      1,161,299
  1,460,000   Sharpsburg, NC BAN (Water Utility Improvement) (c)                03/20/02      2.75      1,460,383
  1,000,000   University of North Carolina (c)                                  12/01/01      3.01      1,003,668
  2,500,000   Wake County, NC GO Refunding Bond                                 02/01/02      3.23      2,512,761     AAA     Aaa
-----------                                                                                           -----------
 45,317,000   Total Tax Exempt General Obligation Notes & Bonds                                        45,460,554
-----------                                                                                           -----------
Variable Rate Demand Instruments (d) (77.92%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Alamance County, NC Industrial Facilities
              LOC Commerzbank A.G.                                              04/01/15      2.50%   $ 1,000,000    VMIG-1
  3,000,000   Catawba County, NC Industrial Facilties & PCFA
              (Plastic Package Project) (c)
              LOC First Union National Bank                                     08/01/11      2.35      3,000,000
  4,505,000   Charlotte, NC (Water And Sewer)                                   06/01/17      2.08      4,505,000             A1+
  7,600,000   Charlotte, NC Airport Refunding Bonds - Series A
              Insured by MBIA Insurance Corp.                                   07/01/17      2.10      7,600,000    VMIG-1    A1
    700,000   Cleveland County, NC Industrial Facilities & PCFA
              (Curtis Wright Flight System) (c)
              LOC Bank of Nova Scotia                                           11/01/23      2.10        700,000
    900,000   Columbus County, NC (Conflandey Project) (c)
              LOC Banque Nationale de Paris                                     01/01/15      2.25        900,000
  1,350,000   Cumberland County, NC Industrial Facilities (c)
              LOC Branch Bank & Trust Company                                   03/01/18      2.25      1,350,000
  1,900,000   Durham County, NC Public Improvement GO Bonds                     02/01/10      2.10      1,900,000    VMIG-1   A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2001
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield     (Note 1)    Moody's & Poor's
   ------                                                                         ----        -----      ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------

$ 2,320,000   Durham County, NC Water And Sewer Utilities                       12/01/15      2.00%   $ 2,320,000    VMIG-1   A1+
  3,000,000   Gaston County, NC Industrial Facilities & PCFA RB
              (Duke Energy Corporation)                                         10/01/12      2.65      3,000,000      P1      A1
  2,000,000   Gaston County, NC Industrial Facilities & PCFA RB
              (Marlatex Corp Project) (c)
              LOC First Union National Bank                                     06/01/15      2.30      2,000,000
  2,015,000   Halifax County, NC Industrial Facilities PCFA
              (Westmoreland/Habson Part. Roe) (c)
              LOC Credit Suisse First Boston                                    12/01/19      2.60      2,015,000
  2,200,000   Harnett County, NC Industrial Facilities & PCFA IDRB
              (Edwards Brothers Inc. Project) (c)
              LOC Wachovia Bank & Trust Co., N.A.                               01/01/07      2.10      2,200,000
  6,000,000   Hertford County, NC Industrial Facilities & PCFA
              (Easco Corporation Project) (c)
              LOC Royal Bank of Canada                                          11/01/13      2.25      6,000,000
 12,000,000   Hertford County, Industrial Facilities & PCFA
              (Nucor Corporation Project)                                       11/01/33      2.15     12,000,000      P1     A1+
    900,000   Johnston County, NC Industrial Facilities & PCFA
              (House Authority Mills Inc. Project) (c)
              LOC ABN AMRO Bank N.A.                                            03/01/11      2.25        900,000
  2,000,000   Johnston County, NC Industrial Facilties & PCFA
              (House Authority Mills Inc. Project) (c)
              LOC Branch Bank & Trust Company                                   02/01/13      2.25      2,000,000
  3,800,000   Lenoir County, NC Industrial Facilities
              (West Co. of Nebraska Inc.) - Series 1985 (c)
              LOC Dresdner Bank, A.G.                                           10/01/05      2.10      3,800,000
  8,395,000   Martin County, NC Industrial Facilities
              (Weyerhaeuser Company Project)                                    06/01/04      3.00      8,395,000              A1
  1,000,000   Mecklenburg County, NC - Series C                                 02/01/12      2.05      1,000,000    VMIG-1   A1+
    900,000   Mecklenburg County, NC - Series C (c)
              LOC Union Bank of Switzerland                                     12/01/08      2.35        900,000
  9,500,000   Mecklenburg County, NC COPS
              LOC Bank of America                                               04/01/20      2.10      9,500,000    VMIG-1   A1+
  1,500,000   Mecklenburg County, NC Industrial Facilities & PCFA
              (Griffith Micro Science Project)
              LOC ABN AMRO Bank N.A.                                            11/01/07      2.15      1,500,000             A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield     (Note 1)    Moody's & Poor's
   ------                                                                         ----        -----      ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,800,000   Mecklenburg County, NC Industrial Facilities & PCFA
              (Edg Comb Metals) (c)
              LOC Wells Fargo Bank N.A.                                         12/01/09      2.05%   $ 4,800,000
  1,125,000   Mecklenburg County, NC Industrial Facilities & PCFA
              (Ferguson Supply & Box Manufacturing Project) (c)
              LOC Branch Bank & Trust Company                                   08/01/10      2.25      1,125,000
  2,525,000   Mecklenburg County, NC Industrial Facilities & PCFA IDRB
              (Otto Industry) (c)
              LOC Bank of Austria                                               10/01/08      2.20      2,525,000
  1,300,000   Mecklenburg County, NC PCFA IDRB (Virkler Company) (c)
              LOC First Union National Bank                                     12/01/04      2.15      1,300,000
  3,500,000   Mecklenburg County, NC P-Floats-Pa 710
              LOC Merrill Lynch & Company, Inc.                                 04/01/10      2.01      3,500,000             A1+
  5,000,000   Moore County, NC Industrial Facilities & PCFA RB
              (Perdue Farm Project) - Series 1990
              LOC Rabobank Nederland                                            06/01/10      2.00      5,000,000      P1     A1+
  3,600,000   North Carolina Medical Care Commission Health Care Facilities RB
              (Pungo District Hospital) (c)
              LOC Norwest Bank                                                  12/01/18      2.05      3,600,000
  2,500,000   North Carolina Medical Care Commission
              (Lutheran Services for the Aging)
              LOC Branch Bank & Trust Company                                   03/01/28      2.20      2,500,000              A1
 11,845,000   North Carolina Medical Care Commission
              (Merlots Providence Place Retirement)
              Guaranteed by Government National Mortgage Association            03/01/41      2.21     11,845,000              A1
  4,700,000   North Carolina Educational Facilities Finance Authority
              (Duke Univeristy Project) - Series 1987A                          12/01/17      1.95      4,700,000    VMIG-1   A1+
  3,000,000   North Carolina Educational Facilities Finance Authority
              (Duke University Project) - Series 1991B                          12/01/21      1.95      3,000,000    VMIG-1   A1+
  1,000,000   North Carolina Educational Facilities Finance Agenecy RB
              (Elton College) (c)
              LOC Bank of America                                               01/01/19      2.05      1,000,000
  1,390,000   North Carolina Educational Facilities Finance Authority
              (Duke University Project) (c)
              LOC Branch Bank & Trust Company                                   03/01/12      2.15      1,390,000
  5,970,000   North Carolina HFA Municipal Trust Receipts - Series CMC44        01/01/27      2.20      5,970,000    VMIG-1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2001
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield     (Note 1)    Moody's & Poor's
   ------                                                                         ----        -----      ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   North Carolina Medical Care Commission HRB
              (J. Arthur Dosher Memorial Hospital)
              LOC Branch Bank & Trust Company                                   05/01/18      2.15%   $ 2,000,000              A1
  5,900,000   North Carolina Medical Care Commission Health System RB
              (Updates Catholic Health Project)
              Insured by AMBAC Indemnity Corp.                                  11/15/28      1.95      5,900,000    VMIG-1   A1+
  7,315,000   North Carolina Medical Care Commission
              Retirement Community RB - Series B
              LOC LaSalle National Bank                                         11/15/09      2.05      7,315,000             A1+
  1,000,000   North Carolina Medical Care Commission HRB
              (Pooled Equipment Financing Program)
              Insured by MBIA Insurance Corp.                                   12/01/25      2.15      1,000,000    VMIG-1   A1+
  7,700,000   North Carolina Medical Care Commission HRB
              (Duke Univeristy Project) - Series 1985C                          06/01/15      1.95      7,700,000    VMIG-1   A1+
  6,500,000   North Carolina Medical Care Commission HRB
              (Park Ridge Hospital Project)
              LOC Suntrust Bank                                                 08/15/18      2.05      6,500,000              A1
  1,400,000   North Carolina Medical Care Commission HRB
              (Baptist Hospitals Project)                                       06/01/22      1.95      1,400,000    VMIG-1   A1+
  8,800,000   North Carolina Medical Care Commission HRB
              (Duke University Project) - Series A                              06/01/23      1.95      8,800,000    VMIG-1   A1+
    900,000   North Carolina State University Raleigh RB
              (Centennial Campus) - Series A
              Insured by FSA                                                    12/15/19      1.85        900,000              A1
    300,000   Randolph County, NC Industrial Facilities & PCFA (c)
              LOC Bank One                                                      09/01/05      2.25        300,000
    800,000   Sampson County, NC Industrial Facilities & PCFA IDRB
              (Dubose Strapping) (c)
              LOC First Union National Bank                                     07/01/07      2.35        800,000
  3,940,000   Stanly County, NC Industrial Facilities & PCFA RB
              (Gentry Mills Project) (c)
              LOC First Union National Bank                                     02/01/09      2.35      3,940,000
  4,300,000   University of NC COPS (Chapel Hill Foundation Inc.)
              LOC Bank of America                                               10/01/09      1.85      4,300,000     VMIG-1
  5,200,000   University of North Carolina at Chapel Hill RB - Series 2001C     12/01/25      1.90      5,200,000     VMIG-1  A1+




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date       Yield     (Note 1)    Moody's & Poor's
   ------                                                                         ----       -----      ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 11,430,000  University of North Carolina at Chapel Hill RB - Series 2001B     12/01/25     1.85%   $  11,430,000  VMIG-1    A1+
   2,190,000  Wake County, NC Industrial Facilities & PCFA RB
              (Fab Inc. Project) (c)
              LOC First Union National Bank                                     01/01/19     2.35        2,190,000
   6,525,000  Warren County, NC Industrial Facilities & PCFA IDRB
              (Glen Raven Mills Project) (c)
              LOC Wachovia Bank & Trust Co., N.A.                               05/01/08     2.10        6,525,000
   2,500,000  Wilson County, NC Industrial Facilities & PCRB
              (Sumpreme/Murphy Truck Bodies) (c)
              LOC Bank One                                                      06/01/15     2.35        2,500,000
   1,840,000  Winston-Salem, NC COPS - Series 1988                              07/01/09     1.95        1,840,000  VMIG-1    A1+
     400,000  Winston-Salem, NC GO Bond                                         06/01/07     2.00          400,000  VMIG-1    A1+
------------                                                                                         -------------
 211,680,000  Total Variable Rate Demand Instruments                                                   211,680,000
------------                                                                                         -------------
              Total Investments (99.48%) (Cost $270,272,462+)                                        $ 270,272,462
              Cash And Other Assets, Net of Liabilities (0.52%)                                          1,409,539
                                                                                                     -------------
              Net Assets (100.00%)                                                                   $ 271,682,001
                                                                                                     =============
              Net Asset Value, Offering and Redemption Price Per Share:
              Class A Shares,  239,851,458 Share Outstanding (Note 3)                                $        1.00
                                                                                                     =============
              Class B Shares,       28,069 Share Outstanding (Note 3)                                $        1.00
                                                                                                     =============
              Evergreen Shares, 31,803,604 Share Outstanding (Note 3)                                $        1.00
                                                                                                     =============

              +    Aggregate cost for federal income tax purpose is identical.

















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2001
================================================================================


FOOTNOTES:
(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.



KEY:
     BAN       =  Bond Anticipation Note                          HRB       =   Hospital Revenue Bond
     COPS      =  Certificate of Participations                   IDRB      =   Industrial Development Revenue Bond
     FHA       =  Federal Housing Administration                  LOC       =   Letter of Credit
     FSA       =  Financial Securities Assurance                  PCFA      =   Pollution Control Finance Authority
     GO        =  General Obligation                              PCRB      =   Pollution Control Revenue Bond
     HFA       =  Housing Finance Authority                       RB        =   Revenue Bond














--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 2001
================================================================================


INVESTMENT INCOME
Income:
   Interest....................................................................$       9,506,347
                                                                                ----------------
Expenses: (Note 2)
   Investment management fee...................................................        1,076,537
   Administration fee..........................................................          565,182
   Shareholder servicing fee (Class A).........................................          602,440
   Shareholder servicing fee (Evergreen Shares)................................           69,606
   Custodian expenses..........................................................           31,614
   Shareholder servicing and related shareholder expenses+.....................         153, 174
   Legal, compliance and filing fees...........................................           54,219
   Audit and accounting........................................................           63,714
   Directors' fees.............................................................            6,037
   Other.......................................................................           14,580
                                                                                ----------------
      Total expenses...........................................................        2,637,103
      Less: Expenses paid indirectly (Note 2)..................................(             489)
            Fees waived (Note 2)...............................................(         215,307)
                                                                                ----------------
      Net expenses.............................................................        2,421,307
                                                                                ----------------
Net investment income..........................................................        7,085,040

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments........................................              -0-
                                                                                ----------------
Increase in net assets from operations.........................................$       7,085,040
                                                                                ================

+    Includes  class  specific  transfer  agency  expenses of $120,539,  $65 and
     $13,927  for  Class  A  shares,   Class  B  shares  and  Evergreen  shares,
     respectively.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 2001 AND 2000
================================================================================



                                                                               2001                    2000
                                                                         ---------------         ----------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
  Net investment income..........................................        $     7,085,040         $      7,791,095
  Net realized gain (loss) on investments........................                    -0-                      -0-
                                                                         ---------------         ----------------

Increase in net assets from operations...........................              7,085,040                7,791,095


Dividends to shareholders from net investment income:

  Class A........................................................        (     6,356,480)*       (      7,083,896)*

  Class B........................................................        (        10,678)*                    -0-

  Evergreen shares...............................................        (       717,882)*       (        707,199)*
Capital share transactions (Note 3):
  Class A........................................................             14,260,106         (      3,676,818)
  Class B........................................................                 28,069                      -0-
  Evergreen shares...............................................              9,541,993         (         57,248)
                                                                         ---------------          ---------------
   Total increase (decrease).....................................             23,830,168         (      3,734,066)

Net assets:
  Beginning of year..............................................            247,851,833              251,585,899
                                                                         ---------------         ----------------
  End of year....................................................        $   271,682,001         $    247,851,833
                                                                         ===============         ================


* Designated as exempt-interest dividends for federal income tax purposes.









--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

  NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
  NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

North Carolina Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and Evergreen shares. The Class A and Evergreen shares are subject to a service fee pursuant to the Distribution and Service Plans. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expense of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, all share classes represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced December 12, 1994. The Evergreen shares commenced on July 9, 1999. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (Manager) at the annual rate of .40% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A and Evergreen shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets with respect only to the Class A and Evergreen shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During  the  year  ended  August  31,  2001,  the  Manager   voluntarily  waived
administration fees of $215,307.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $134,426 paid to Reich &Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund. Also included under the same caption are expense offsets of $489.

3. Capital Stock.

At August 31, 2001, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $271,682,001. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                          Year                             Year
Class A                                                   Ended                            Ended
-------                                              August 31, 2001                  August 31, 2000
                                                     ---------------                  ---------------
Sold.............................................       570,389,743                       646,519,476
Issued on reinvestment of dividends..............         2,949,614                         3,436,505
Redeemed.........................................  (    559,079,251)                (     653,632,799)
                                                    ---------------                  ----------------
Net increase (decrease)..........................        14,260,106                 (       3,676,818)
                                                   ================                  ================












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
3. Capital Stock. (Continued)



                                                     October 30, 2000
CLASS B                                         (Commencement of Sales) to
-------                                              August 30, 2001
                                                     ---------------
Sold.............................................         3,688,391
Issued on reinvestment of dividends..............            10,334
Redeemed.........................................  (      3,670,656)
                                                    ---------------
Net increase (decrease)..........................            28,069
                                                   ================

There were no Class B shares outstanding as of August 31, 2000.

                                                          Year                              Year
EVERGREEN SHARES                                         Ended                              Ended
                                                     August 31, 2001                 August 31, 2000
                                                     ---------------                 ---------------
Sold.............................................        55,454,440                       48,922,993
Issued on reinvestment of dividends..............           721,505                          707,090
Redeemed.........................................  (     46,633,952)                 (    49,687,331)
                                                    ---------------                   --------------
Net increase (decrease)..........................         9,541,993                  (        57,248)
                                                   ================                   ==============

4. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of North Carolina and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 52% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
6. Financial Highlights.



CLASS A                                                               Year Ended August 31,
-------                                           ------------------------------------------------------------
                                                    2001         2000         1999         1998         1997
                                                  --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.........       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                  --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income...................          0.027        0.030        0.024        0.028        0.028
Less distributions:
   Dividends from net investment income....       (  0.027)    (  0.030)    (  0.024)    (  0.028)    (  0.028)
                                                  --------     --------     --------     --------     --------
Net asset value, end of year...............       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                  ========     ========     ========     ========     ========
Total Return...............................          2.69%        3.02%        2.38%        2.82%        2.82%
Ratios/Supplemental Data
Net assets, end of year (000)..............       $ 239,851    $ 225,591    $ 229,267    $ 230,673    $ 197,353
Ratios to average net assets:
   Expenses (Net of fees waived)...........          0.90%        0.90%        0.89%        0.85%        0.80%
   Net investment income...................          2.63%        2.98%        2.34%        2.77%        2.78%
   Management, shareholder servicing
    and administration fees waived.........          0.08%        0.04%        0.10%        0.13%        0.18%


















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights. (Continued)


                                                             October 30, 2000
CLASS B                                                 (Commencement of Sales) to
-------                                                      August 30, 2001
                                                             ---------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..........................  $   1.00
                                                                ---------
Income from investment operations:
   Net investment income......................................      0.014
Less distributions:
   Dividends from net investment income.......................  (   0.014)
                                                                 --------
Net asset value, end of period................................  $   1.00
                                                                =========
Total Return..................................................      1.45%(a)
Ratios/Supplemental Data
Net assets, end of period (000)...............................  $     28
Ratios to average net assets:
   Expenses (Net of fees waived)..............................      0.62%(b)
   Net investment income......................................      3.38%(b)
   Administration fees waived ................................      0.08%(b)

(a)   Not annualized
(b)  Annualized















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
  NOTES TO FINANCIAL STATEMENTS

================================================================================
6. Financial Highlights. (Continued)



                                                        Year Ended
                                                        August 31,                 July 9, 1999
Evergreen Shares                                   --------------------   (Commencement of Offering) to
----------------                                     2001         2000            August 31, 1999
                                                   --------     --------          ---------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........    $  1.00      $  1.00              $  1.00
                                                   --------    ---------             --------
Income from investment operations:
   Net investment income.......................       0.027        0.030                0.003
Less distributions:
   Dividends from net investment income........    (  0.027)    (  0.003)            (  0.003)
                                                    -------      -------              -------
Net asset value, end of period.................    $  1.00      $  1.00              $  1.00
                                                   ========     ========             =========
Total Return...................................       2.69%        3.02%                0.33%(a)
Ratios/Supplemental Data
Net assets, end of period (000)................    $  31,803    $  22,262            $  22,319
Ratios to average net assets:
   Expenses (Net of fees waived)...............       0.90%        0.90%                0.89%(b)
   Net investment income.......................       2.63%        2.98%                2.34%(b)
   Management, shareholder servicing and
       administration fees waived .............       0.08%        0.04%                0.10%(b)


(a)  Not Annualized
(b)  Annualized














--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================


To the Board of Directors and Shareholders of North Carolina Daily Municipal Income Fund, Inc.





In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of North Carolina Daily Municipal Income Fund, Inc. (the "Fund") at August 31, 2001, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended August
31,  1998 were  audited by other  independent  accountants  whose  report  dated
September  25,  1998  expressed  an  unqualified   opinion  on  those  financial
statements.









  PricewaterhouseCoopers LLP
  New York, New York
  October 18, 2001







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












NORTH CAROLINA
DAILY
MUNICIPAL
INCOME
FUND, INC.
















                         Annual Report
                        August 31, 2001








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------









--------------------------------------------------------
This report is  submitted  for the general  information
of the  shareholders  of the Fund. It is not authorized
for  distribution to prospective  investors in the Fund
unless   preceded  or   accompanied   by  an  effective
prospectus,  which includes  information  regarding the
Fund's  objectives  and  policies,  experience  of  its
management,   marketability   of   shares,   and  other
information.
--------------------------------------------------------


North Carolina Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     100 Church Street
     New York, New York 10286


Transfer Agent & Dividend
  Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020







NC701A


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